Long-term debt (Tables)	12 Months Ended
Dec. 31, 2019
Long-term debt [Abstract]
Long-term Debt
Long-term debt is comprised of the following:

As of December 31, 2019 (In $ millions)	Carrying value	Fair value	Principal	Back end fee	1-5 years
Hayfin Loan Facility	192.3	195.0	195.0	-	195.0
Syndicated Senior Secured Credit Facilities	264.2	270.0	270.0	-	270.0
New Bridge Revolving Credit Facility	25.0	25.0	25.0	-	25.0
Convertible bonds	346.4	260.5	350.0	-	350.0
PPL Newbuild Financing	790.0	782.6	753.3	29.3	782.6
Keppel Newbuild Financing	91.9	90.9	86.4	4.5	90.9
Total	1,709.8	1,624.0	1,679.7	33.8	1,713.5

As of December 31, 2018 (In $ millions)	Carrying value	Fair value	Principal	Back end fee	Maturities 1-5 years
$200 million senior secured revolving loan facility	130.0	130.0	130.0	—	130.0
Convertible bonds	346.5	287.9	350.0	—	350.0
Delivery financing from PPL	698.1	695.7	669.6	26.1	695.7
Total	1,174.6	1,113.6	1,149.6	26.1	1,175.7